Matthews Korea Active ETF	September 30, 2023

Schedule of Investments (unaudited)

COMMON EQUITIES: 80.6%

	Shares	Value

INFORMATION TECHNOLOGY: 23.3%
Semiconductors & Semiconductor Equipment: 11.4%
SK Hynix, Inc.	53,446	$4,542,950
Eugene Technology Co., Ltd.	45,527	1,300,627
KoMiCo., Ltd.	20,677	746,235
HAESUNG DS Co., Ltd.	11,600	483,118
HPSP Co., Ltd.	14,265	318,727

		7,391,657

Electronic Equipment, Instruments & Components: 6.7%
Samsung SDI Co., Ltd.	6,419	2,435,548
Park Systems Corp.	10,612	1,284,230
Samsung Electro-Mechanics Co., Ltd.	6,417	653,398

		4,373,176

Technology Hardware, Storage & Peripherals: 5.2%
Samsung Electronics Co., Ltd.	65,929	3,341,888

Total Information Technology		15,106,721

CONSUMER DISCRETIONARY: 11.6%

Automobiles: 5.3%
Kia Corp.	28,703	1,731,454
Hyundai Motor Co.	11,924	1,688,659

		3,420,113

Automobile Components: 4.2%
Hyundai Mobis Co., Ltd.	11,562	2,060,665
HL Mando Co., Ltd.	21,251	661,436

		2,722,101

Broadline Retail: 2.1%
Coupang, Inc.[a]	82,332	1,399,644

Total Consumer Discretionary		7,541,858

CONSUMER STAPLES: 8.9%
Consumer Staples Distribution & Retail: 3.2%
BGF Retail Co., Ltd.	19,815	2,070,487

Food Products: 2.9%
Orion Corp.	19,679	1,871,065

Tobacco: 2.8%
KT&G Corp.	28,283	1,808,821

Total Consumer Staples		5,750,373

COMMUNICATION SERVICES: 7.6%
Interactive Media & Services: 3.9%
NAVER Corp.	12,888	1,924,509
Kakao Corp.	19,682	641,043

		2,565,552

Wireless Telecommunication Services: 2.1%
SK Telecom Co., Ltd.	34,862	1,343,430

Diversified Telecommunication Services: 1.6%
KINX, Inc.	18,171	1,047,653

Total Communication Services		4,956,635

	Shares	Value

FINANCIALS: 6.8%
Insurance: 2.9%
Samsung Fire & Marine Insurance Co., Ltd.	9,893	$1,909,831

Banks: 2.3%
KB Financial Group, Inc.	35,542	1,456,553

Capital Markets: 1.6%
Macquarie Korea Infrastructure Fund	116,593	1,054,988

Total Financials		4,421,372

INDUSTRIALS: 6.5%
Machinery: 2.6%
Hyundai Mipo Dockyard Co., Ltd.[a]	27,776	1,708,469

Construction & Engineering: 2.4%
Samsung Engineering Co., Ltd.[a]	69,334	1,554,286

Marine Transportation: 1.5%
Pan Ocean Co., Ltd.	262,303	964,149

Total Industrials		4,226,904

HEALTH CARE: 6.3%
Pharmaceuticals: 3.0%
Yuhan Corp.	34,282	1,925,727

Life Sciences Tools & Services: 2.5%
Samsung Biologics Co., Ltd.[a,b,c]	3,261	1,645,725

Health Care Equipment & Supplies: 0.8%
InBody Co., Ltd.	26,295	485,212

Total Health Care		4,056,664

MATERIALS: 5.5%
Metals & Mining: 2.9%
Korea Zinc Co., Ltd.	2,831	1,061,573
POSCO Holdings, Inc.	2,130	844,486

		1,906,059

Chemicals: 2.6%
LG Chem, Ltd.	3,038	1,117,806
PI Advanced Materials Co., Ltd.	26,899	542,206

		1,660,012

Total Materials		3,566,071

ENERGY: 4.1%
Oil, Gas & Consumable Fuels: 4.1%
S-Oil Corp.	45,339	2,661,071

Total Energy		2,661,071

TOTAL COMMON EQUITIES		52,287,669

(Cost $51,862,879)

1	MATTHEWS ASIA FUNDS

Matthews Korea Active ETF	September 30, 2023

Schedule of Investments (unaudited) (continued)

PREFERRED EQUITIES: 12.9%

	Shares	Value

INFORMATION TECHNOLOGY: 12.9%
Technology Hardware, Storage & Peripherals: 12.9%
Samsung Electronics Co., Ltd., Pfd.	206,598	$8,344,146

Total Information Technology		8,344,146

TOTAL PREFERRED EQUITIES		8,344,146

(Cost $6,516,461)

SHORT-TERM INVESTMENTS: 5.4%

MONEY MARKET FUNDS: 5.4%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.22%[d]	3,477,552	3,477,552

(Cost $3,477,552)

TOTAL INVESTMENTS: 98.9%		64,109,367
(Cost $61,856,892)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.1%		724,585

NET ASSETS: 100.0%		$64,833,952

a	Non-income producing security.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2023, the aggregate value is $1,645,725, which is 2.54% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Rate shown is the current yield as of September 30, 2023.

Pfd.	Preferred

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